CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Restricted cash	¥ 2,844,101	¥ 2,353,384
Accounts receivable and contract assets, allowance	181,843	261,496
Financial assets receivable, allowance	380,406	390,649
Amounts due from related parties, current, allowance	0	7,030
Loans receivable, net	34,680,954	26,714,428
Prepaid expenses and other assets	772,999	1,464,586
Accounts receivable and contract assets, net-noncurrent, allowance	6,189	10,540
Financial assets receivable, net-noncurrent, allowance	49,776	55,440
Amounts due from related parties, non current, allowance	0	5
Loans receivable, net-noncurrent	¥ 4,002,159	¥ 2,537,749
Ordinary shares, authorized (in shares) | shares	5,000,000,000	5,000,000,000
Ordinary shares, issued (in shares) | shares	283,019,282	296,540,988
Ordinary shares, outstanding (in shares) | shares	243,823,900	283,981,320
Consolidated Trusts
Restricted cash	¥ 1,470,555	¥ 771,798
Loans receivable, net	12,399,462	6,956,948
Prepaid expenses and other assets	108,174	109,428
Loans receivable, net-noncurrent	¥ 1,754,356	¥ 631,575